Going Concern	12 Months Ended
Feb. 29, 2012
Going Concern [Abstract]
Going Concern:

3.    Going concern:

The Company has no source of revenues, has continued to incur losses and is dependent on its shareholders to continue as a going concern. As of February 29, 2012, the Company had a working capital deficit of $156,250, accumulated deficit of $4,283,358 and stockholders' deficit of $156,250. In order for the Company to continue as a going concern, it will require additional funding from its shareholders or borrowings from a lending institution. Management's intention is to seek funding; however, there can be no assurance that the Company will be able to raise such funding.